Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

NOTE 8 – ASSET RETIREMENT OBLIGATION

The following table sets forth the principal sources of change of the asset retirement obligation for the years ended December 31, 2012 and 2011:

	2012	2011

Asset retirement obligations, beginning of period	$3,986	$-
Revisions in estimated liabilities	3,601	-
Asset retirement obligations assumed	-	3,876
Accretion expense	173	110

Asset retirement obligations, end of period	$7,760	$3,986

The Company does not maintain an escrow agreement or performance bond to assure the administration of the plugging and abandonment obligations assumed.